Short-term borrowings	12 Months Ended
Dec. 31, 2022
Short-term borrowings
Short-term borrowings

9. Short-term borrowings

Short-term borrowings and convertible note consist of the following:

		As of December 31,
		2021	2022	2022
				US$
	Maturity Date	RMB	RMB	Note 2(e)

Short-term bank loan	within 12 months	936,207	5,041	731

The short-term borrowings consist of short-term bank loan with a weighted average interest rate of 4.8%, 3.1% and 5.57% in 2020, 2021 and 2022 per annum respectively and a maturity of less than 12 months. Short-term borrowings of RMB RMB680.0 million and nil million were secured by bank deposit or short-term investment of RMB590.0 million and nil million as of December 31, 2021 and 2022, respectively.